Note 14 - Employee Benefits - Fair Value Assumptions (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2016
Risk-free interest rate	2.10%
Expected life (in years) (Year)	10 years
Expected volatility	22.83%
Expected dividends	0.00%